Technology and Development Expenses - Summary of Technology and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 12,650	$ 6,348	$ 3,386
Salaries and Wages
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	5,805	2,969	1,381
Software Licenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	3,213	1,294	487
Infrastructure Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	2,279	1,496	792
Information and Technology Security Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	442	298	176
Other Technology Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 911	$ 291	$ 550